CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 136,798	$ 153,563
Prepaid expenses	164,086	206,329
Total current assets	300,884	359,892
Cash and investments held in Trust Account	20,219,328	19,827,884
TOTAL ASSETS	20,520,212	20,187,776
Current liabilities
Accounts payable and accrued expenses	1,593,764	1,442,941
Due to stockholders		48,135
Income taxes payable	54,972	27,854
Extension Note	156,274	39,068
Convertible Promissory Note - related party	1,500,000	1,341,000
Promissory note - related party	1,359,222	944,000
Total current liabilities	4,664,232	3,842,998
Warrant liabilities	796,000	1,061,334
Deferred underwriting fee payable	8,750,000	8,750,000
TOTAL LIABILITIES	14,210,232	13,654,332
Commitments and Contingencies
Class A common stock subject to possible redemption, 1,953,422 shares at $10.32 and $10.14 per share redemption value as of March 31, 2023 and December 31, 2022, respectively	20,164,356	19,800,030
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized, none issued and outstanding as of March 31, 2023 and December 31, 2022
Accumulated deficit	(13,855,001)	(13,267,211)
TOTAL STOCKHOLDERS' DEFICIT	(13,854,376)	(13,266,586)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	20,520,212	20,187,776
Class A common stock
STOCKHOLDERS' DEFICIT
Common stock		0
Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, 1,953,422 shares at $10.32 and $10.14 per share redemption value as of March 31, 2023 and December 31, 2022, respectively		19,800,030
Class B common stock
STOCKHOLDERS' DEFICIT
Common stock	$ 625	$ 625